Organization and Principal Activities (Details)				12 Months Ended
	Apr. 16, 2024 USD ($)	Dec. 18, 2023 $ / shares shares	Nov. 09, 2022 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares shares	Nov. 30, 2022
Organization and Principal Activities [Line Items]
Percentage of shares owned by reitar logtech group limited			100.00%
Percentage of shares owned by RCC			100.00%
Number of additional shares			10,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				60,000,000		60,000,000
Authorized share capital changed to divided (in Dollars) | $	$ 50,000			$ 50,000
Ordinary share, shares authorized				1,000,000,000,000		1,000,000,000,000
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Subsidiaries ownership percentage				50.00%
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Subsidiaries ownership percentage				50.00%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Redesignated shares		20,000
Ordinary share, shares authorized				500,000,000
Business Combination [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interest				100.00%			100.00%
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Share issued				1
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Share issued				1
Shares of the company				4,999
Reitar Capital Partners Limited [Member] | Business Combination [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interest			100.00%
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Share split ratio	1-to-2,000
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Equity interest				50.00%
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Equity interest				50.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Redesignated shares		20,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued				40,000,000		40,000,000
Vote		one
Ordinary share, shares authorized				900,000,000,000		900,000,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Shares of the company		10,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, allotted		10,000
Ordinary shares issued				20,000,000		20,000,000
Vote		fifteen
Ordinary share, shares authorized				100,000,000,000		100,000,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		10,000
Allotment [Member] | Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Shares of the company				4,999